Operating Lease (Details Narrative) (10-K) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Jan. 31, 2021
Lease term	2 years		2 years
Lease commencing date	Jan. 01, 2020		Jan. 01, 2020
Lease Expiration Date	Dec. 31, 2021		Dec. 31, 2021
Security deposit	$ 75,000		$ 75,000
Rent expense	$ 221,000	$ 168,500	250,000	$ 130,000
January-June 30, 2021 [Member]
Prepaid rent					$ 150,000
July-December 2021 [Member]
Lease payments due			$ 180,000
Subsequent Event [Member] | January-June 30, 2021 [Member]
Prepaid rent					150,000
Subsequent Event [Member] | July-December 2021 [Member]
Lease payments due					$ 180,000